Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property and equipment	$ 786	$ 1,352
Right-of-use assets	1,462	2,050
Intangible assets	12,977	266
Goodwill	1,836	1,501
Long-term deferred platform commission fees	94,682	116,533
Deferred tax asset	108	25
Loans receivable - non-current	3,317
Other non-current investments	17,903
Other non-current assets	107	107
Total non-current assets	133,178	121,834
Current assets
Indemnification asset	2,512
Trade and other receivables	45,372	45,087
Loans receivable	517	123
Other investments	50,365
Prepaid tax	3,326	3,137
Cash and cash equivalents	86,774	142,802
Total current assets	188,866	191,149
Total assets	322,044	312,983
Equity
Additional paid-in capital	23,685	25,879
Share-based payments reserve	144,240	140,489
Translation reserve	3,493	37
Accumulated deficit	(320,194)	(327,497)
Equity attributable to equity holders of the Company	(148,776)	(161,092)
Non-controlling interest		44
Total equity	(148,776)	(161,048)
Non-current liabilities
Lease liabilities - non-current	444	1,103
Long-term deferred revenue	96,887	128,074
Share warrant obligation	13,035	22,029
Put option liability	27,475
Other non-current liabilities	577
Total non-current liabilities	138,418	151,206
Current liabilities
Lease liabilities - current	743	831
Trade and other payables	30,521	26,573
Provisions for non-income tax risks	1,336
Tax liability	4,250	814
Deferred revenue	295,552	294,607
Total current liabilities	332,402	322,825
Total liabilities	470,820	474,031
Total liabilities and shareholders' equity	$ 322,044	$ 312,983